Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
Payroll and welfare payable	$34,076	$31,504
Other current liabilities	151,563	205,899
Accrued expenses and other current liabilities	$185,639	$237,403